Fair Value Measurements (Details Narrative) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Sep. 30, 2013
Fair Value Disclosures [Abstract]
Assets measured at fair value on a recurring basis	$ 0
Liabilities measured at fair value on a recurring basis	0
Assets measured at fair value on a non-recurring basis	0
Liabilities measured at fair value on a non-recurring basis	0
Carrying amount of other long-term debt	63,238	49,904
Fair value of other long-term debt	$ 67,081	$ 53,252